MFA 2022-INV3 Trust ABS-15G

Exhibit 99.04

Data Field	Discrepancy Count	Percentage
Loan ID	0	0.00%
Origination Date	6	0.60%
Loan Amount	3	0.30%
Interest Rate	16	1.59%
1st Pay Date	0	0.00%
Maturity Date	2	0.20%
Original Term	37	3.68%
Original Payment	34	3.38%
Credit Score	232	23.06%
DSCR	433	43.04%
Loan Purpose	134	13.32%
As-is Property Value	16	1.59%
Foreign National Flag	18	1.79%
Total Variance	931	7.12%